DISCONTINUED OPERATION - Schedule of Consolidated Balance Sheet (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets：
Cash and cash equivalents		$ 469
Restricted cash		8,037
Advance to suppliers		2,795,162
Prepayment and other current assets		3,497,724
Total current assets	$ 0	6,301,392
Non-current assets：
Property, plant and equipment, net		6,512
Operating lease right-of-use assets		55,334
Deferred tax assets		6,247,083
Total non-current assets	0	6,308,929
TOTAL ASSETS		12,610,321
Current liabilities：
Accounts payable		2,640
Accrued expenses and other payables		1,233,311
Advances from customers		4,537,799
Deferred government grant - current		38,792
Income tax payable		659,919
Total current liabilities		6,472,461
Non-current liabilities：
Deferred government grant - non current		16,543
Total non-current liabilities	$ 0	16,543
Total liabilities		$ 6,489,004